UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5845
Van Kampen Senior Loan Fund
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 7/31
Date of reporting period: 10/31/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Senior Loan Fund
Portfolio of Investments – October 31, 2008 (Unaudited)

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Variable Rate** Senior Loan Interests 130.0%
	Aerospace/Defense 2.7%
$10,185	Alion Science and Technology Corp., Term Loan	9.50%	02/06/13	$7,282,315
2,298	Apptis, Inc., Term Loan	6.25 to 7.02	12/20/12	1,723,615
1,000	Booz Allen Hamilton, Inc., Term loan (a)	7.50	07/31/15	878,438
3,194	DeCrane Aircraft Holdings, Inc., Term Loan	6.96	02/21/13	2,730,977
9,086	IAP Worldwide Services, Inc., Term Loan (b)	9.06 to 10.50	12/30/12 to 06/30/13	5,857,335
2,944	ILC Industries, Inc., Term Loan	5.12	02/24/12	2,840,960
3,537	Primus International, Inc., Term Loan	6.59	06/07/12	2,387,738
887	Tri-Star Electronics International, Term Loan	5.88 to 6.76	02/02/13	642,712
4,819	Vangent, Inc., Term Loan	4.82	02/14/13	3,518,161
625	Wesco Aircraft Hardware Corp., Term Loan	8.87	03/28/14	479,688

				28,341,939

	Automotive 3.6%
3,275	Acument Global Technologies, Inc., Term Loan	7.26	08/11/13	3,045,701
952	Affinia Group, Inc., Term Loan	6.42	11/30/11	680,598
1,985	Dana Corp., Term Loan	6.75 to 7.86	01/31/15	1,341,503

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Automotive (continued)
$17,416	Ford Motor Co., Term Loan	7.59%	12/16/13	$9,678,519
7,728	Metokote Corp., Term Loan	6.12 to 6.73	11/27/11	6,027,781
1,820	Navistar International Corp., Revolving Credit Agreement	5.90 to 6.42	01/19/12	1,274,000
5,005	Navistar International Corp., Term Loan	6.42	01/19/12	3,503,500
500	Performance Transportation Services, Inc., Revolving Credit Agreement (c)(d)(e)	7.29	01/26/12	125,077
344	Performance Transportation Services, Inc., Term Loan (c)(d)(e)	8.25	01/26/12	85,889
1,925	Polypore, Inc., Term Loan	5.39	07/03/14	1,501,598
1,102	Precision Partners, Inc., Term Loan	10.00	08/26/13	892,983
6,717	Sensata Technologies, Inc., Term Loan	5.12 to 5.26	04/27/13	4,339,467
6,052	Veyance Technologies, Inc., Term Loan	6.00	07/31/14	4,387,635

				36,884,251

	Banking 1.0%
13,279	Dollar Financial Corp., Term Loan	6.52 to 6.77	10/30/12	10,290,866

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco 8.7%
$5,237	Acosta, Inc., Term Loan	5.37%	07/29/13	$3,862,091
3,015	BE Foods Investments, Inc., Term Loan (b)	7.32	07/11/12	2,185,773
13,200	Coleman Natural Foods, LLC, Term Loan (b)	7.39 to 13.26	08/22/12 to 08/22/13	10,008,972
3,649	Culligan International Co., Term Loan	6.02	11/24/12	2,234,889
4,786	DCI Cheese Co., Term Loan	8.37	08/07/13	3,469,645
23,260	Dole Food Co., Inc., Term Loan	5.00 to 6.82	04/12/13	17,212,133
7,303	DS Waters of America, Inc., Term Loan	5.25	10/27/12	6,098,043
4,050	DSW Holdings, Inc., Term Loan	7.00	03/07/12	3,078,000
8,278	Farley’s & Sathers Candy Co., Inc., Term Loan	6.61 to 11.12	06/15/10 to 03/24/11	6,965,313
5,545	FSB Holdings, Inc., Term Loan	5.06 to 9.56	09/29/13 to 03/29/14	4,093,350
7,406	LJVH Holdings, Inc., (Canada) Term Loan	6.26	07/19/14	5,999,062
2,887	OSI Group, LLC, Term Loan	5.76	09/02/11	2,844,051
3,629	PBM Products, LLC, Term Loan	5.37	09/29/12	3,102,555
6,110	Pinnacle Foods Finance, LLC, Revolving Credit Agreement	5.75	04/02/13	3,971,240
12,962	Pinnacle Foods Finance, LLC, Term Loan	6.68 to 6.80	04/02/14	9,721,672

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Beverage, Food & Tobacco (continued)
$838	Smart Balance, Inc., Term Loan	6.76%	05/18/14	$678,919
5,000	Wm. Wrigley Jr. Co., Term Loan	7.75	10/06/13	4,751,250

				90,276,958

	Broadcasting — Cable 3.8%
2,291	Cequel Communications, LLC, Term Loan (a)	4.80 to 6.33	11/05/13	1,699,048
27,725	Charter Communications Operating, LLC, Term Loan	5.00 to 6.26	03/06/14 to 09/06/14	19,667,809
743	CW Media Holdings, Inc., (Canada) Term Loan	7.01	02/16/15	594,000
6,476	Knology, Inc., Term Loan	6.40	06/30/12	4,694,801
4,365	MCC Iowa, LLC, Term Loan	3.64 to 3.89	03/31/10 to 01/31/15	3,347,490
1,572	Mediacom Illinois, LLC, Term Loan	3.64	01/31/15	1,130,531
7,425	RCN Corp., Term Loan	6.06	05/25/14	5,444,928
2,500	TWCC Holding Corp., Term Loan	7.25	09/12/15	2,327,082

				38,905,689

	Broadcasting — Diversified 1.2%
8,438	Alpha Topco Ltd., (United Kingdom) Term Loan (a)	5.37 to 6.63	12/31/13 to 06/30/14	5,756,063

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Diversified (continued)
$5,846	Cumulus Media, Inc., Term Loan	4.75 to 4.97%	06/11/14	$3,405,285
4,300	NEP II, Inc., Term Loan	6.01	02/16/14	3,160,219

				12,321,567

	Broadcasting — Radio 2.5%
5,000	Citadel Broadcasting Corp., Term Loan	4.63 to 5.40	06/12/14	2,725,000
7,785	CMP KC, LLC, Term Loan	7.00 to 8.56	05/03/11	2,413,374
13,963	CMP Susquehanna Corp., Term Loan (a)	5.00 to 5.25	05/05/13	6,283,236
5,445	Emmis Operating Co., Term Loan	4.81 to 5.77	11/01/13	3,131,031
1,170	LBI Media, Inc., Term Loan	4.62	03/31/12	737,100
3,926	Multicultural Radio Broadcasting, Inc., Term Loan	6.80 to 9.80	12/18/12 to 06/18/13	2,982,713
3,812	NextMedia Operating, Inc., Term Loan (b)	7.26 to 10.17	11/15/12 to 11/15/13	2,490,697
2,141	Regent Broadcasting, LLC, Term Loan	6.01	11/21/13	1,595,251
8,325	Spanish Broadcasting Systems, Inc., Term Loan	5.52	06/11/12	3,860,514

				26,218,916

	Broadcasting — Television 3.5%
968	Barrington Broadcasting, LLC, Term Loan	5.05 to 6.76	08/12/13	483,797

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Broadcasting — Television (continued)
$3,000	FoxCo Acquisition, LLC, Term Loan	7.25%	07/14/15	$2,370,000
964	High Plains Broadcasting Operating Co., LLC, Term Loan	8.21	09/14/16	576,505
3,642	Newport Television, LLC, Term Loan	8.21	09/14/16	2,179,102
4,125	NV Broadcasting, LLC, Term Loan	5.82	11/01/13	2,495,625
2,421	Sunshine Acquisition, Ltd., Term Loan	4.80	03/20/12	1,513,303
43,292	Univision Communications, Inc., Term Loan	5.25 to 5.50	03/29/09 to 09/29/14	26,423,122

				36,041,454

	Buildings & Real Estate 2.5%
2,320	California Coastal Communities, Inc., Term Loan	7.00	09/15/11	2,053,200
2,500	El Ad IDB Las Vegas, LLC, Term Loan	7.26	02/10/09	2,225,000
13,880	Ginn LA CS Borrower, LLC, Term Loan (d)	8.50 to 12.50	06/08/11 to 06/08/12	1,671,052
207	KAG Property, LLC, Term Loan	6.00	09/23/09	207,048
112	Kuilima Resort Co., Term Loan (b) (d) (g)	28.26	10/01/08	0

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$9,800	Kyle Acquisition Group, LLC, Term Loan (d)	5.75%	07/20/09 to 07/20/11	$1,617,000
602	Lake at Las Vegas Joint Venture, LLC, Revolving Credit Agreement (b)(d)(e)	16.10	06/20/12	60,185
1,002	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)	12.62	08/20/09	1,002,902
5,397	Lake at Las Vegas Joint Venture, LLC, Term Loan (b)(d)(e)	16.10	06/20/12	539,739
218	Landsource Communities Development, LLC, Revolving Credit Agreement	9.00	05/31/09	215,060
2,605	Landsource Communities Development, LLC, Term Loan (b)(d)(e)	8.25	05/31/09	1,138,801
2,816	LNR Property Corp., Term Loan	6.04	07/12/11	1,541,760
2,803	NLV Holdings, LLC, Term Loan	7.12 to 11.37	05/09/11 to 05/30/12	882,212
1,821	Realogy Corp., Term Loan	6.50 to 6.78	10/10/13	1,171,553
434	Shea Capital I, LLC, Term Loan	5.25	10/27/11	216,950
1,083	Shea Mountain House, LLC, Term Loan	5.25	05/11/11	379,167
3,272	South Edge, LLC, Term Loan (d)	5.25	10/31/08 to 10/31/09	1,247,205

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Buildings & Real Estate (continued)
$360	Standard Pacific Corp., Term Loan	4.56%	05/05/13	$238,200
3,964	Tamarack Resorts, LLC, Term Loan (d)	8.05 to 8.25	05/19/11	1,882,900
5,022	WCI Communities, Inc., Term Loan (e)	8.97	12/23/10	3,960,817
4,529	Yellowstone Mountain Club, LLC, Term Loan	5.55	09/30/10	3,577,761

				25,828,512

	Business Equipment & Services 5.4%
5,181	Affinion Group, Inc., Term Loan	5.31 to 5.62	10/17/12	4,131,769
1,337	Audio Visual Services Corp., Term Loan	6.02	02/28/14	895,455
734	BakerCorp, Term Loan	5.37 to 6.84	05/08/14	438,431
3,000	Brand Services, Inc., Term Loan	8.81 to 9.00	02/07/15	2,377,500
3,500	Contec, LLC, Term Loan	7.87	08/01/14	2,870,000
3,942	First American Payment Systems, LP, Term Loan	5.88 to 6.00	10/06/13	3,114,180
1,779	GSI Holdings, LLC, Term Loan	5.81	08/01/14	1,307,308
4,938	HydroChem Industrial Services, Inc., Term Loan	5.06 to 5.25	07/12/13	4,690,625
1,146	Information Resources, Inc., Term Loan	4.56 to 4.75	05/16/14	807,582
2,226	InfoUSA, Inc., Term Loan	5.77	02/14/12	1,959,184

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Business Equipment & Services (continued)
$4,338	KAR Holdings, Inc., Term Loan	6.02%	10/18/13	$2,888,142
7,557	NCO Financial Systems, Term Loan	7.06 to 8.02	05/15/13	6,517,711
21,465	Nielsen Finance, LLC, Term Loan	4.80	08/09/13	15,647,671
4,938	RGIS Services, LLC, Term Loan	5.31 to 5.62	04/30/14	3,390,418
3,879	Sedgwick CMS Holdings, Inc., Term Loan	6.01	01/31/13	3,336,009
1,985	SMG Holdings, Inc., Term Loan	6.42 to 6.88	07/27/14	1,707,035

				56,079,020

	Chemicals, Plastics & Rubber 7.4%
838	Arizona Chemical Co., Term Loan	4.81	02/28/13	589,006
2,813	Becker-Underwood, Inc., Term Loan	6.71 to 6.96	03/31/10 to 09/30/11	2,559,659
1,300	Bond US Holdings, Inc., Term Loan	5.56	07/10/14	916,500
12,600	Brenntag Holdings GmbH & Co. KG, (Germany) Term Loan	5.07 to 7.07	01/17/14 to 07/17/15	8,677,000
993	Cristal Inorganic Chemicals US, Inc., Term Loan	6.01	05/15/14	640,163
9,813	Ferro Corp., Term Loan	5.76 to 5.88	06/06/12	8,929,876
2,897	Fibervisions Delaware Corp., Term Loan	8.01	03/31/13	2,100,509
1,536	Foamex LP, Term Loan	6.25 to 8.07	02/12/13	710,618

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Chemicals, Plastics & Rubber (continued)
$17,701	Hexion Specialty Chemicals, Inc., Term Loan	6.06 to 6.19%	05/05/13 to 05/06/13	$11,496,389
5,629	Huntsman International, LLC, Term Loan	4.97	04/19/14	4,756,701
5,485	Ineos Holdings, Ltd., (United Kingdom) Term Loan	5.73 to 6.45	12/16/13 to 12/23/14	3,027,983
8,465	Kraton Polymers, LLC, Term Loan	5.31	05/12/13	6,546,353
7,367	Lucite International Group Holdings, Ltd., (United Kingdom) Term Loan	5.37	07/07/13	6,482,752
1,250	Lyondell Chemical Co., Revolving Credit Agreement	3.25	12/20/13	718,752
4,146	Lyondell Chemical Co., Term Loan	8.04	12/20/14	2,508,229
2,528	MacDermid, Inc., Term Loan	5.72	04/12/14	1,687,503
2,885	OMNOVA Solutions, Inc., Term Loan	5.31 to 5.62	05/22/14	1,860,522
4,988	PQ Corp., Term Loan	6.72 to 7.02	07/30/14	3,447,609
4,962	Univar, Inc., Term Loan	6.76	10/10/14	3,479,953
4,306	Valley National Gases, Inc., Term Loan	5.42 to 6.01	02/28/14	3,724,511
5,968	Wellman, Inc., Term Loan (d)(e)	7.42 to 9.99	02/10/09 to 02/10/10	2,247,619

				77,108,207

	Construction Material 1.7%
7,346	Axia, Inc., Term Loan	5.77	12/21/12	3,856,665

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Construction Material (continued)
$2,630	Beacon Sales Acquisition, Inc., Term Loan	5.77 to 6.05%	09/30/13	$1,972,718
4,345	Building Materials Corp. of America, Term Loan (a)	6.50 to 9.00	02/24/14 to 09/15/14	2,795,462
5,205	Building Materials Holding Corp., Term Loan	7.25 to 9.01	11/10/11	2,862,533
4,720	Contech Construction Products, Inc., Term Loan	5.50	01/31/13	3,150,517
1,500	Custom Building Products, Inc., Term Loan	8.00	04/20/12	1,050,000
1,996	Panolam Industries International, Inc., Term Loan	6.51	09/30/12	1,716,165

				17,404,060

	Containers, Packaging & Glass 4.7%
3,048	Anchor Glass Container Corp., Term Loan	7.50 to 7.96	06/20/14	2,582,857
3,476	Berlin Packaging, LLC, Term Loan	5.81 to 7.50	08/17/14	2,920,040
3,001	Berry Plastics Group, Inc., Term Loan (a)	4.80	04/03/15	2,209,847
9,355	Consolidated Container Co., LLC, Term Loan	5.75 to 9.26	03/28/14 to 09/28/14	4,995,635
100	Fleming Packaging Corp., Revolving Credit Agreement (c) (d) (e)	4.50	03/31/03	0
871	Fleming Packaging Corp., Term Loan (c) (d) (e)	8.00	08/31/04	0
2,388	Graphic Packaging International, Inc., Revolving Credit Agreement	5.25 to 6.84	05/16/13	1,742,875
7,523	Graphic Packaging International, Inc., Term Loan	5.26 to 6.64	05/16/14	6,168,980

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Containers, Packaging & Glass (continued)
$773	Kranson Industries, Inc., Revolving Credit Agreement	5.25%	07/31/13	$618,754
13,341	Kranson Industries, Inc., Term Loan	5.46	07/31/13	10,672,820
5,870	Packaging Dynamics, Term Loan	5.76	06/09/13	4,725,279
4,045	Pertus Sechzehnte GmbH, (Germany) Term Loan	5.49 to 5.74	06/13/15 to 06/13/16	2,204,512
4,521	Smurfit-Stone Container Corp., Revolving Credit Agreement	5.25 to 6.56	11/01/09	3,763,594
3,608	Tegrant Holding Corp., Term Loan	6.52 to 9.27	03/08/14 to 03/08/15	1,633,755
5,468	Unifrax Corp., Term Loan	5.38	05/02/13	4,456,620

				48,695,568

	Diversified Manufacturing 1.5%
1,636	Arnold Magnectic Technologies Corp., Term Loan	8.25 to 9.25	03/07/11 to 03/06/12	1,564,169
3,500	Euramax International, Inc., Term Loan	11.00	06/29/13	1,662,500
6,001	Mueller Water Products, Inc., Term Loan	4.87 to 5.51	05/24/14	4,621,000
6,605	MW Industries, Inc., Term Loan	5.75 to 7.75	11/01/13	6,105,470

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Diversified Manufacturing (continued)
$2,218	Wire Rope Corp. of America, Inc., Term Loan	6.01%	02/08/14	$1,685,816

				15,638,955

	Durable Consumer Products 0.2%
2,775	Brown Jordan International, Inc., Term Loan	7.00 to 7.10	04/30/12	2,469,765

	Ecological 0.3%
980	Energy Solutions, LLC, Term Loan	6.01	05/28/13	701,044
1,162	Environmental Systems Products Holdings, Term Loan	13.72 to 13.76	09/12/12	903,520
1,596	LVI Services, Inc., Term Loan	8.17 to 8.51	11/16/11	837,898
1,350	Synagro Technologies, Inc., Term Loan	7.56	10/02/14	614,250

				3,056,712

	Education & Child Care 2.7%
5,985	Bright Horizons Family Solutions, Inc., Term Loan (a)	7.00 to 7.50	05/28/15	4,768,052
4,235	Cengage Learning Holdings II, LP, Term Loan (a)	5.62	07/03/14	3,178,706
2,855	Educate, Inc., Term Loan	4.95 to 9.08	06/14/13 to 06/14/14	2,194,010
1,116	Education Management LLC, Revolving Credit Agreement	6.06	06/01/12	770,232
9,449	Education Management, LLC, Term Loan	5.56	06/01/13	6,661,650

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Education & Child Care (continued)
$12,375	Nelson Education, Ltd., (Canada) Term Loan	6.26%	07/05/14	$10,209,375

				27,782,025

	Electronics 3.3%
7,679	Dealer Computer Services, Inc., Term Loan	5.17 to 8.67	10/26/12 to 10/26/13	4,842,843
1,439	Deutsche Connector Group, (France) Term Loan	5.38 to 5.63	06/22/14 to 06/22/15	1,126,190
4,297	Edwards Ltd, (Cayman Islands II) Term Loan	4.81 to 8.56	05/31/14 to 11/30/14	2,770,490
605	H3C Holdings, Ltd., (Cayman Islands) Term Loan	6.70	09/28/12	520,300
4,900	Infor Enterprise Solutions Holdings, Inc., Term Loan	7.52	07/28/12	3,099,250
1,687	Intergraph Corp., Term Loan	4.81	05/29/14	1,315,697
7,353	Kronos, Inc., Term Loan	6.01	06/11/14	5,036,585
2,601	Network Solutions, LLC, Term Loan	5.62 to 6.27	03/07/14	1,495,777
956	Nuance Communications, Inc., Term Loan	5.37	03/31/13	720,126
13,440	Open Solutions, Inc., Term Loan	5.96	01/23/14	7,392,115
392	Stratus Technologies, Inc., Term Loan	7.52	03/29/11	286,160
1,166	Sungard Data Systems, Inc., Revolving Credit Agreement	4.75	08/11/11	778,025

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Electronics (continued)
$2,500	Sungard Data Systems, Inc., Term Loan	6.75%	02/28/14	$2,150,000
2,713	Verint Systems, Inc., Term Loan	6.25	05/25/14	1,967,271
1,324	X-Rite, Inc., Term Loan	8.00 to 8.12	10/24/12	1,142,022

				34,642,851

	Entertainment & Leisure 5.9%
7,377	Bombardier Recreational Products, Inc., (Canada) Term Loan	5.50 to 7.01	06/28/13	5,108,722
3,767	Cedar Fair, LP, Term Loan (a)	5.00 to 5.12	02/17/12	2,768,511
406	Cinemark USA, Inc., Term Loan	4.56 to 4.93	10/05/13	311,433
7,123	Fender Musical Instruments Corp., Term Loan	5.17 to 6.02	06/09/14	4,452,100
1,992	Gibson Guitar Corp., Term Loan	6.20	12/29/13	1,762,986
4,000	Hicks Sports Group, LLC, Term Loan	6.31	12/22/10	3,100,000
1,481	Metro-Goldwyn-Mayer Studios, Inc., Revolving Credit Agreement	5.87 to 7.34	04/08/10	695,962
49,043	Metro-Goldwyn-Mayer Studios, Inc., Term Loan	7.01	04/08/12	24,276,294
1,943	Mets, LP, Term Loan	5.26	07/25/10	1,768,000
5,656	Panavision, Inc., Term Loan	6.31 to 7.03	03/30/11	4,665,981
3,729	Playcore Holdings, Inc., Term Loan	5.50 to 6.31	02/21/14	3,169,939

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Entertainment & Leisure (continued)
$1,354	Regal Cinemas, Inc., Term Loan	5.26%	10/28/13	$1,023,517
500	True Temper Sports, Inc., Revolving Credit Agreement	4.75	03/15/09	422,500
10,217	True Temper Sports, Inc., Term Loan	6.03 to 9.33	03/15/11 to 06/30/11	7,294,276

				60,820,221

	Farming & Agriculture 0.1%
2,000	WM. Bolthouse Farms, Inc., Term Loan	9.26	12/16/13	1,520,000

	Finance 4.9%
527	DCS Business Services, Inc., Term Loan	11.50	08/04/11	305,743
7,515	First Data Corp., Term Loan	5.95 to 6.51	09/24/14	5,549,758
3,675	Grosvenor Capital Management Holdings, LLP, Term Loan	4.88 to 6.05	12/05/13	2,940,179
10,325	iPayment, Inc., Term Loan	5.12 to 6.36	05/10/13	8,001,709
8,351	LPL Holdings, Inc., Term Loan	5.51	06/28/13	6,680,457
1,983	Metavante Corp., Term Loan	4.55	11/03/14	1,625,650
8,385	National Processing Co. Group, Inc., Term Loan	7.10 to 10.71	09/29/12 to 09/29/14	6,067,425
3,317	Nuveen Investments, Inc., Term Loan	6.12 to 6.77	11/13/14	1,912,612

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Finance (continued)
$9,910	Oxford Acquisition III, Ltd., (United Kingdom) Term Loan	5.58%	05/12/14	$6,259,719
7,450	RJO Holdings Corp., Term Loan	6.00 to 9.75	07/12/14 to 07/12/15	3,746,875
10,132	Transfirst Holdings, Inc., Term Loan	6.52 to 9.77	06/15/14 to 06/15/15	7,597,475

				50,687,602

	Grocery 0.1%
1,849	Roundy’s Supermarkets, Inc., Term Loan	5.75 to 6.47	11/03/11	1,502,434

	Health & Beauty 0.9%
4,500	American Safety Razor Co., Term Loan	5.62 to 9.47	07/31/13 to 01/30/14	3,795,590
10,618	Marietta Intermediate Holding Corp, Term Loan (b)	8.00 to 12.00	11/30/10 to 12/17/11	1,996,258
5,608	Philosophy, Inc., Term Loan	5.12	03/16/14	3,869,604

				9,661,452

	Healthcare 9.0%
6,285	American Medical Systems, Inc., Term Loan	5.44	07/20/12	5,405,089
564	Catalent Pharma Solutions, Inc., Revolving Credit Agreement	5.75 to 6.76	04/10/13	409,107
7,406	Catalent Pharma Solutions, Inc., Term Loan (a)	6.01	04/10/14	4,795,547

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$2,411	Community Health Systems, Inc., Term Loan	5.06 to 5.97%	07/25/14	$1,938,019
1,186	Concentra, Inc., Term Loan	6.02	06/25/14	800,574
4,984	CRC Health Group, Inc., Term Loan	6.01	02/06/13	3,439,289
7,034	DSI Renal, Inc., Term Loan	6.06	03/31/13	4,660,122
1,250	Fresenius SE, (Germany) Term Loan	6.75	10/06/14	1,168,750
692	Genoa Healthcare Group, LLC, Term Loan	6.75	08/10/12	559,068
303	Golden Living, Term Loan	6.52	03/14/11	251,609
8,143	Harlan Sprague Dawley, Inc., Term Loan	5.50 to 7.25	07/11/14	6,555,078
2,557	HCA, Inc., Term Loan	5.26 to 6.01	11/17/12 to 11/18/13	2,138,587
7,390	HCR Healthcare, LLC, Term Loan	5.50 to 5.72	11/09/14	4,969,901
12,036	Health Management Associates, Inc., Term Loan	5.51	02/28/14	8,485,581
5,934	Iasis Healthcare, LLC, Term Loan	3.87 to 5.12	03/15/14	4,806,223
10,862	Inverness Medical Innovations, Inc., Term Loan	5.48 to 5.50	06/26/14	8,020,142
16,108	Multiplan, Inc., Term Loan	5.63	04/12/13	12,684,658

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Healthcare (continued)
$1,067	Select Medical Corp., Revolving Credit Agreement	5.31 to 6.79%	02/24/11	$869,333
2,400	Sterigenics International, Inc., Term Loan	5.07 to 5.39	11/21/13	1,727,926
2,418	Sun Healthcare Group, Inc., Term Loan	4.81 to 5.76	04/19/14 to 04/21/14	1,753,265
1,056	Surgical Care Affiliates, LLC, Revolving Credit Agreement	5.00 to 5.76	06/29/13	623,040
11,850	Surgical Care Affiliates, LLC, Term Loan	5.76	12/29/14	7,702,500
10,826	United Surgical Partners International, Inc., Term Loan	4.94 to 6.19	04/19/14	7,415,652
4,444	Viant Holdings, Inc., Term Loan	6.02	06/25/14	2,644,031

				93,823,091

	Home & Office Furnishings, Housewares & Durable Consumer Products 1.2%
9,751	Generation Brands, LLC, Term Loan (b)	7.98 to 11.02	12/20/12 to 06/20/13	4,080,201
2,207	Hunter Fan Co., Term Loan	5.31 to 9.56	04/16/14 to 10/16/14	1,201,020
2,315	Mattress Holding Corp., Inc., Term Loan	5.43	01/18/14	1,302,088
7,400	National Bedding Co., LLC, Term Loan	8.40	02/28/14	4,662,000
1,705	Sealy Mattress Co., Revolving Credit Agreement	4.50 to 5.86	04/06/10	1,517,450

				12,762,759

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming 11.4%
$7,638	BLB Worldwide Holdings, Inc., Term Loan (b)	7.06 to 8.30%	08/23/11 to 07/18/12	$4,069,647
350	Cannery Casino Resorts, LLC, Revolving Credit Agreement	5.31 to 5.50	05/18/12	331,625
13,410	Cannery Casino Resorts, LLC, Term Loan	5.05 to 7.06	05/18/13 to 05/18/14	12,523,531
4,330	Golden Nugget, Inc., Term Loan	5.22 to 6.51	06/30/14 to 12/31/14	1,890,916
8,937	Greektown Casino, LLC, Term Loan (e)	7.75	12/03/12	6,815,300
1,655	Greektown Holdings, LLC, Term Loan	9.25	06/01/09	1,589,118
14,733	Green Valley Ranch Gaming, LLC, Term Loan	4.75	02/16/14	7,366,344
4,281	Greenwood Racing, Inc., Term Loan	5.43	11/28/11	2,996,884
45,300	Harrah’s Operating Co., Inc., Term Loan	6.54 to 9.25	01/28/15 to 01/28/18	21,581,714
4,410	Isle of Capri Casinos, Inc., Term Loan	5.51	07/26/14	2,991,469
31,533	Las Vegas Sands, LLC/Venetian Casino, Term Loan	5.52	05/23/14	18,446,664
3,700	Magnolia Hill, LLC, Term Loan	6.37	10/30/13	3,293,000

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Hotels, Motels, Inns & Gaming (continued)
$20,869	New World Gaming Partners Holdings, Ltd., Term Loan	6.55%	09/30/14	$10,434,375
2,311	Penn National Gaming, Inc, Term Loan	4.55 to 5.29	10/03/12	1,932,477
12,700	Venetian Macau, Ltd., Term Loan	6.02	05/25/12 to 05/26/13	8,159,750
6,667	Wynn Resorts, Ltd., Term Loan	5.47 to 6.77	06/21/10	5,916,667
9,379	Yonkers Racing Corp., Term Loan	10.69	08/12/11	8,206,606

				118,546,087

	Insurance 4.5%
5,610	Alliant Holdings I, Inc., Term Loan	6.76	11/01/14	3,870,900
9,875	AmWins Group, Inc., Term Loan	5.31 to 5.50	06/08/13	7,208,750
651	Applied Systems, Inc., Term Loan	6.02 to 6.26	09/26/13	537,436
2,371	Audatex North America, Inc., Term Loan	4.82	05/16/14	1,873,214
3,061	Conseco, Inc., Term Loan	5.00	10/10/13	2,027,957
9,969	HMSC Holdings Corp., Term Loan	5.25 to 8.50	04/03/14 to 10/03/14	4,600,156
8,023	Mitchell International, Inc., Term Loan	5.81 to 9.06	03/28/14 to 03/30/15	6,596,145
4,033	USI Holdings Corp., Revolving Credit Agreement	5.40	05/05/13	2,561,167
13,167	USI Holdings Corp., Term Loan	6.52	05/05/14	9,578,750

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Insurance (continued)
$9,983	Vertafore, Inc., Term Loan	5.31 to 8.81%	01/31/12 to 01/31/13	$7,403,498

				46,257,973

	Machinery 0.4%
1,930	Goodman Global, Inc., Term Loan	7.71	02/13/14	1,577,775
2,970	Mold-Masters Luxembourg Holdings, S.A. Term Loan	7.63	10/11/14	2,702,700

				4,280,475

	Medical Products & Services 2.3%
3,464	Accellent, Inc., Term Loan	5.29	11/22/12	2,390,208
4,156	Advanced Medical Optics, Inc., Term Loan	4.63 to 4.86	04/02/14	3,023,167
8,780	AGA Medical Corp., Term Loan	4.69 to 5.10	04/28/13	7,111,494
8,868	Carestream Health, Inc., Term Loan (a)	5.42 to 5.76	04/30/13	5,837,861
8,500	VWR Funding, Inc., Term Loan	5.67	06/29/14	5,935,830

				24,298,560

	Mining, Steel, Iron & Non-Precious Metals 0.1%
773	John Maneely Co., Term Loan	6.05 to 8.00	12/09/13	569,875

	Natural Resources 1.1%
1,120	CDX Funding, LLC, Term Loan (d)(l)	12.25	03/31/13	817,600
2,912	Dresser, Inc., Term Loan	5.06 to 5.37	05/04/14	2,119,196

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Natural Resources (continued)
$1,000	Hudson Products Holdings, Inc., Term Loan	8.00%	08/24/15	$865,000
10,407	Western Refining, Inc., Term Loan	9.25	05/30/14	7,857,322

				11,659,118

	Non-Durable Consumer Products 3.0%
4,039	Amscan Holdings, Inc., Term Loan	5.06 to 5.49	05/25/13	3,028,875
6,102	Easton-Bell Sports, Inc., Term Loan	4.93 to 5.29	03/16/12	4,835,925
10,984	Huish Detergents, Inc., Term Loan	5.77 to 8.02	04/26/14 to 10/26/14	8,724,643
6,752	KIK Custom Products, Inc., Term Loan	5.80 to 8.54	05/31/14 to 11/30/14	2,972,028
2,156	Mega Brands, Inc., (Canada) Term Loan	8.75	07/26/12	1,239,619
435	Spectrum Brands, Inc., Revolving Credit Agreement	7.72	03/30/13	298,413
8,606	Spectrum Brands, Inc., Term Loan	6.68 to 8.32	03/30/13	5,905,698
1,800	Targus Group International, Inc., Term Loan	11.35	05/22/13	855,000
4,155	Yankee Candle Co., Inc., Term Loan	5.26 to 5.77	02/06/14	2,804,430

				30,664,631

	Paper & Forest Products 1.0%
2,400	Ainsworth Lumber Co., Ltd., Term Loan	8.25	06/26/14	1,728,000
1,831	Tidi Products, LLC, Term Loan	6.72 to 8.22	12/29/11 to 06/29/12	1,680,382

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Paper & Forest Products (continued)
$373	Verso Paper Holdings, LLC, Term Loan	10.01%	08/01/13	$223,998
7,225	White Birch Paper, Co., (Canada) Term Loan	6.52	05/08/14	4,804,777
3,033	Xerium Technologies, Inc., Term Loan	9.26	05/18/12	2,244,227

				10,681,384

	Personal & Miscellaneous Services 0.1%
1,463	Omniflight Helicopters, Inc., Term Loan	7.75 to 8.61	06/30/11 to 09/30/12	1,170,523

	Pharmaceuticals 0.3%
4,466	Generics International, Inc., Term Loan	7.26	10/31/14	3,528,337

	Printing & Publishing 11.3%
1,927	Advanstar Communications, Inc., Term Loan	6.01	05/31/14	1,146,847
3,224	American Media Operations, Inc., Term Loan	7.56	01/31/13	2,168,064
1,670	Ascend Media Holdings, LLC, Term Loan	6.82 to 9.77	01/31/12	835,075
5,220	Canon Communications, LLC, Term Loan	6.50	05/31/11	4,567,335
1,956	Caribe Media, Inc., Term Loan	5.25 to 6.77	03/31/13	1,388,769
10,491	Cygnus Business Media, Inc., Term Loan (d)	6.50	07/13/09	8,393,000
2,500	Dex Media West, LLC, Term Loan	7.00 to 7.77	10/24/14	1,392,500

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$993	DRI Holdings, Inc., Term Loan	6.52 to 6.63%	07/03/14	$695,409
13,946	Endurance Business Media, Inc., Term Loan	5.50 to 10.00	07/26/13 to 01/26/14	9,870,923
8,092	F&W Publications, Inc., Term Loan	5.06 to 7.46	02/05/13 to 08/05/13	3,776,200
10,204	Gatehouse Media, Inc., Term Loan	4.81 to 5.00	08/28/14	2,516,977
5,572	Hanley-Wood, LLC, Term Loan	5.25 to 6.01	03/08/14	2,966,892
4,421	Idearc, Inc., Term Loan	5.12 to 5.77	11/17/14	1,908,508
1,547	Intermedia Outdoor, Inc., Term Loan	6.76	01/31/13	1,249,556
1,596	Knowledgepoint360 Group, LLC, Term Loan	6.06 to 9.81	04/14/14 to 04/13/15	1,381,313
2,494	Local Insight Regatta Holdings, Inc., Term Loan	7.77	04/23/15	2,061,501
2,233	MC Communications, LLC, Term Loan	5.31 to 5.70	12/31/10	725,855
5,387	MediaNews Group, Inc., Term Loan	5.82 to 7.07	12/30/10 to 08/02/13	2,835,262
10,663	Merrill Communications, LLC, Term Loan	5.00 to 10.22	05/15/11 to 11/15/13	6,335,788
3,701	Network Communications, Inc., Term Loan	4.81 to 5.18	11/30/12	2,923,862

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Printing & Publishing (continued)
$2,333	Newsday, LLC, Term Loan	9.01%	08/01/13	$1,960,000
7,395	Penton Media, Inc., Term Loan	5.37 to 8.42	02/01/13 to 02/01/14	3,925,822
3,337	Proquest CSA, LLC, Term Loan	5.68 to 5.72	02/10/14	2,902,900
3,693	Questex Media Group, Inc., Term Loan	5.81	05/04/14	3,231,484
10,938	Reader’s Digest Association, Inc., Term Loan	4.81 to 6.09	03/02/14	5,578,389
6,791	R.H. Donnelley, Inc., Term Loan	6.75 to 7.52	06/30/11	4,350,953
738	SGS International, Inc., Term Loan	6.27	12/30/11	542,185
1,620	Source Media, Inc., Term Loan	8.77	11/08/11	1,093,206
1,485	Summit Business Media Intermediate, Term Loan	5.87	01/06/14	1,002,375
2,913	Thomas Nelson Publishers, Term Loan	8.50	06/12/12	2,344,772
66,667	Tribune Co., Bridge Loan (I)	9.00	12/20/15	8,000,000
35,535	Tribune Co., Term Loan (I)	6.00	05/19/14	16,346,037
10,219	Yell Group, PLC, (United Kingdom) Term Loan	5.37 to 6.12	04/30/11 to 10/27/12	6,976,452

				117,394,211

	Restaurants & Food Service 2.4%
9,308	Advantage Sales & Marketing, LLC, Term Loan	5.50 to 5.77	03/29/13	6,538,668

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value

	Restaurants & Food Service (continued)
$4,592	Arby’s Restaurant Group, Inc., Term Loan (a)	5.25 to 6.01%	07/25/12	$3,443,648
3,160	Center Cut Hospitality, Inc., Term Loan	5.32	07/06/14	2,338,400
5,859	NPC International, Inc., Term Loan	4.75 to 6.09	05/03/13	4,277,335
262	OSI Restaurant Partners, LLC, Revolving Credit Agreement	5.07	06/14/13	137,752
2,931	OSI Restaurant Partners, LLC, Term Loan	5.25	06/14/14	1,541,038
5,415	Sagittarius Brands, Inc., Term Loan	9.50	03/29/13	2,626,389
684	Volume Services America, Inc., Revolving Credit Agreement	7.50	04/01/10	639,278
3,561	Volume Services America, Inc., Term Loan	7.50	10/01/10	3,329,619

				24,872,127

	Retail — Oil & Gas 0.3%
4,455	The Pantry, Inc., Term Loan	4.87	05/15/14	3,163,129

	Retail — Specialty 0.9%
11,538	Nebraska Book Co., Inc., Term Loan	6.27 to 6.38	03/04/11	8,422,814

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value
	Retail — Specialty (continued)
$1,042	Visant Holding Corp., Revolving Credit Agreement	4.75%	10/04/10	$1,000,696

				9,423,510

	Retail — Stores 1.9%
7,216	Dollar General Corp., Term Loan	5.75 to 6.17	07/06/14	5,823,686
600	General Nutrition Centers, Inc., Revolving Credit Agreement	5.00	03/16/12	375,000
7,309	General Nutrition Centers, Inc., Term Loan	6.01 to 6.30	09/16/13	5,067,501
6,750	Guitar Center, Inc., Term Loan	6.72	10/09/14	4,218,750
3,493	Rite Aid Corp, Term Loan	6.00 to 7.00	06/04/14	2,688,181
1,657	Sally Holdings, Inc., Term Loan	5.47	11/16/13	1,300,511

				19,473,629

	Telecommunications — Local Exchange Carriers 1.2%
3,899	Global Tel*Link Corp., Term Loan	6.62 to 7.26	02/14/13	3,782,051
1,339	Hargray Acquisition Co., Term Loan	6.01	06/29/14	1,097,877
313	NuVox Transition Subsidiary, LLC, Term Loan	6.07	05/31/14	246,996
5,699	Orius Corp., LLC, Term Loan (c)(d)(e)	7.50 to 8.00	01/23/09 to 01/23/10	77,500
2,188	Paetec Holding Corp., Term Loan	5.62	02/28/13	1,454,914

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value
	Telecommunications — Local Exchange Carriers (continued)
$6,983	Sorenson Communications, Inc., Term Loan	5.70 to 10.18%	02/16/14 to 04/28/14	$5,888,283

				12,547,621

	Telecommunications — Long Distance 0.2%
2,400	Level 3 Communications, Inc., Term Loan	7.00	03/13/14	1,794,000

	Telecommunications — Wireless 1.2%
3,950	Alltel Communications, Inc., Term Loan (a)	5.50	05/15/15	3,780,941
4,028	Asurion Corp., Term Loan (a)	5.80 to 7.09	07/03/14	3,014,332
7,462	CommScope, Inc., Term Loan	5.50 to 6.26	12/27/14	5,746,052
478	MetroPCS Wireless, Inc., Term Loan	5.06	11/03/13	396,705

				12,938,030

	Textiles & Leather 2.0%
10,895	Gold Toe Investment Corp., Term Loan	8.50 to 11.75	10/30/13 to 04/30/14	6,728,948
855	HanesBrands, Inc., Term Loan	5.02	09/05/12	754,877
5,850	HBI Branded Apparel Ltd., Inc., Term Loan	7.27	03/05/14	4,582,498
4,300	Levi Strauss & Co., Term Loan	6.76	03/27/14	3,079,875
3,358	St. John Knits International, Inc., Term Loan	6.17	03/21/12	2,803,680

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value
	Textiles & Leather (continued)
$2,826	Varsity Brands, Inc., Term Loan	5.50 to 5.56%	02/22/14	$2,600,355

				20,550,233

	Transportation — Cargo 0.7%
884	Cardinal Logistics Management, Inc., Term Loan	6.75	09/23/13	530,556
4,938	JHCI Acquisitions, Inc., Term Loan	5.62	06/19/14	3,332,812
1,628	Kenan Advantage Group, Inc., Term Loan	6.76	12/16/11	1,099,173
2,425	Rail America, Inc., Term Loan	7.88	08/14/09	2,170,375

				7,132,916

	Transportation — Personal 0.3%
4,160	Coach America Holdings, Inc., Term Loan	6.23 to 6.63	04/20/14	2,953,912

	Transportation-Rail Manufacturing 0.3%
3,457	Helm Holding Corp., Term Loan	5.05 to 5.25	07/08/11	3,024,870

	Utilities 4.3%
2,246	Bicent Power, LLC, Term Loan (a)	5.77	06/30/14	1,811,710
91	Boston Generating, LLC, Revolving Credit Agreement (a)	6.01	12/20/13	62,420
1,767	Boston Generating, LLC, Term Loan (a)	6.01	12/20/13	1,212,938

Principal
Amount			Stated
(000)	Borrower	Coupon	Maturity *	Value
	Utilities (continued)
$12,602	First Light Power Resources, Inc., Term Loan	5.75 to 7.71%	11/01/13 to 05/01/14	$10,039,159
2,069	InfrastruX Group, Inc., Term Loan (b)	7.37	11/03/12	1,908,785
2,800	Longview Power, LLC, Term Loan	5.13 to 5.91	02/28/14	2,025,332
1,995	Mach Gen, LLC, Term Loan	4.81 to 5.76	02/22/13 to 02/22/14	1,855,722
3,063	NRG Energy, Inc., Term Loan	5.26	02/01/13	2,667,546
2,107	NSG Holdings, LLC, Term Loan	4.32	06/15/14	1,643,767
4,200	Primary Energy Operating, LLC, Term Loan	6.55	08/24/09	3,654,000
9,933	Texas Competitive Electric Holdings Co., LLC, Term Loan	5.70 to 7.64	10/13/14	7,443,487
8,415	TPF Generation Holdings, LLC, Term Loan	5.76 to 8.01	12/15/13 to 12/15/14	6,401,430
4,627	USPF Holdings, LLC, Term Loan	6.26	04/11/14	3,424,126

				44,150,422

	Total Variable Rate** Senior Loan Interests 130.0%			1,349,840,447

Description	Value
Notes 0.7%
Builders FirstSource, Inc. ($4,200,000 par, 7.05% coupon, maturing 02/15/12) (f)	2,373,000
Compression Polymers Corp. ($2,300,000 par, 9.90% coupon, maturing 07/01/12) (f)	1,483,500
Environmental Systems Products Holdings, Inc. ($367,153 par, 8.00% coupon, maturing 03/31/15) (b)	152,992
Qwest Corp. ($3,500,000 par, 6.07% coupon, maturing 06/15/13) (f)	2,555,000
Verso Paper Holdings, LLC ($1,500,000 par, 6.94% coupon, maturing 08/01/14) (f)(h)	877,500

Total Notes 0.7%	7,441,992

Description	Value
Equities 0.0%
Aladdin Gaming Holdings, LLC (8.63% ownership interest, Acquired date 09/03/04, Cost $27,398) (i)	53,798
Building Materials Holding Corp. (Warrants for 28,197 common shares, Expiration date 09/30/15, Acquired date 10/09/08, Cost $0) (i)	0
DecorateToday.com (198,600 common shares, Acquired date 12/31/98, Cost $3,505,909) (i)(j)(k)	0
Environmental Systems Products Holdings, Inc. (6,195 common shares, Acquired date 09/27/07, Cost $0) (i)(k)	52,657
Environmental Systems Products Holdings, Inc (2,838 preferred shares, Acquired date 09/27/07, Cost $70,950) (i)(k)	0
Gentek, Inc. (Canada) (Warrants for 526 common shares, Acquired date 10/17/06, Expiration date 10/31/10, Cost $0) (i)(k)	18,676
Gentek, Inc. (Canada) (4,497 common shares, Acquired date 10/17/06, Cost $69,064) (i)(k)	80,940
IAP Worldwide Services, Inc. (Warrants for 58,792 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (i) (k)	0
IAP Worldwide Services, Inc. (Warrants for 25,936 common shares, Expiration date 06/11/15, Acquired date 06/18/08, Cost $0) (i) (k)	0
IDT Corp. (22,898 common shares) (i)	23,356
Safelite Realty (48,903 common shares, Acquired date 10/20/00, Cost $0)(i)(j)(k)	0

Total Equities 0.0%	229,427

Total Long-Term Investments 130.7% (Cost $2,064,489,607)	1,357,511,866

Time Deposit 1.8%

State Street Bank & Trust Co. ($18,543,047 par, 0.15% coupon, dated 10/31/08, to be sold on 11/03/08 at $18,543,279) (a) (Cost $18,543,047)	18,543,047

Total Investments 132.5% (Cost $2,083,032,654)	1,376,054,913

Borrowings (31.7%)	(329,000,000)

Liabilities in Excess of Other Assets (0.8%)	(9,018,266)

Net Assets 100.0%	$1,038,036,647

Percentages are calculated as a percentage of net assets.

(a)	All or a portion of this security is designated in connection with unfunded loan commitments.

(b)	All or a portion of this security is payment-in-kind.

(c)	This borrower is currently in liquidation.

(d)	This Senior Loan interest is non-income producing.

(e)	This borrower has filed for protection in federal bankruptcy court.

(f)	Variable rate security. Interest rate shown is that in effect at October 31, 2008.

(g)	The borrower is in the process of restructuring or amending the terms of this loan.

(h)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(i)	Non-income producing security.

(j)	Affiliated Company.

(k)	Restricted security. Securities were acquired through the restructuring of senior loans. These securities are restricted as they are not allowed to be deposited via the Depository Trust Company. If at a later point in time, the company wishes to register, the issuer will bear the costs associated with registration. The aggregate value of restricted securities represents 0.01% of the net assets of the Fund.

(l)	Subsequent to October 31, 2008, this borrower has filed for protection in federal bankruptcy court.

*	Senior Loans in the Fund’s portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund’s portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund’s portfolio may be substantially less than the stated maturities shown. Although the Fund is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

**	Senior Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”), (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate. Senior Loans are generally considered to be restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
Ratings Allocation as of 10/31/08 (Unaudited)

BBB/Baa	0.3%
BB/Ba	35.3
B/B	34.5
CCC/Caa	7.8
CC/Ca	0.3
Non-Rated	21.8
Ratings allocations are as a percentage of debt obligations. Ratings allocations based upon ratings as issued by Standard and Poor’s and Moody’s, respectively. Bank Loans rated below BBB by Standard and Poor’s or Baa by Moody’s are considered to be below investment grade.
Swap agreements outstanding as of October 31, 2008:

Credit Default Swaps

			Pay/
			Receive		Notional
	Reference	Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Entity	Protection	Rate	Date	(000)	Payments	Value
Goldman Sachs International	Boston Generating, LLC	Sell	2.00%	06/20/09	$3,000	$0	$(123,839)
Goldman Sachs International	Texas Competitive Electric Holdings Co., LLC	Sell	2.85	06/20/10	5,000	0	(140,069)
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	2.15	06/20/09	1,500	0	(502,236)
Goldman Sachs International	K. Hovnanian Enterprises, Inc.	Sell	3.75	06/20/12	1,500	0	(655,109)
Goldman Sachs International	Standard Pacific Corp.	Sell	3.40	03/20/14	2,500	0	(456,324)
Goldman Sachs International	Standard Pacific Corp.	Sell	3.70	06/20/14	2,500	0	(434,962)

Total Credit Default Swaps						$0	$(2,312,539)

Swap Collateral Pledged to Counterparty
Goldman Sachs International							1,920,000

Total Swap Agreements							$(392,539)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$122,971	$-0-
Level 2 - Other Significant Observable Inputs	1,361,939,679	(2,312,539)
Level 3 - Significant Unobservable Inputs	13,992,263	-0-
Total	$1,376,054,913	$(2,312,539)

*	Other financial instruments include futures, forwards and swap contracts.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of 07/31/2008	$17,973,706
Accrued discounts/premiums	17,609
Realized gain/loss	(711,569)
Change in unrealized appreciation/depreciation	(2,124,092)
Net purchases/sales	(1,528,286)
Net transfers in and/or out of Level 3	364,895

Balance, as of 10/31/08	$13,992,263
Net change in unrealized appreciation/depreciation from investments still held as of 10/31/08	$(2,124,092)
Security Valuation The Fund’s Senior Loans and notes are valued by the Fund following valuation guidelines established and periodically reviewed by the Fund’s Board of Trustees. Under the valuation guidelines, Senior Loans and notes for which reliable market quotes are readily available are valued at the mean of such bid and ask quotes. Where reliable market quotes are not readily available, Senior Loans and notes are valued, where possible, using independent market indicators provided by independent pricing sources approved by the Board of Trustees. Other Senior Loans and notes are valued by independent pricing sources approved by the Board of Trustees based upon pricing models developed, maintained and operated by those pricing sources or valued by Van Kampen Asset Management (the ''Adviser’’) by considering a number of factors including consideration of market indicators, transactions in instruments which the Adviser believes may be comparable (including comparable credit quality, interest rate redetermination period and maturity), the credit worthiness of the Borrower, the current interest rate, the period until the next interest rate redetermination and the maturity of such Senior Loans. Consideration of comparable instruments may include commercial paper, negotiable certificates of deposit and short-term variable rate securities which have adjustment periods comparable to the Senior Loans in the Fund’s portfolio. The fair value of Senior Loans are reviewed and approved by the Fund’s Valuation Committee and Board of Trustees.
     Equity securities are valued on the basis of prices furnished by pricing services or at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees. Credit default swaps are valued using market quotations from brokers.
     Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term loan participations are valued at cost in the absence of any indication of impairment.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Senior Loan Fund

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name:	Edward C. Wood III
Title:	Principal Executive Officer
Date:	December 17, 2008

By:	/s/ Stuart N. Schuldt
Name:	Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	December 17, 2008